Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	$ 308,579	$ 305,804
Accumulated depreciation	(271,836)	(265,180)
Property and equipment, net	36,743	40,624
Kiosks and components
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	190,661	190,496
Computers, servers, and software
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	101,912	99,123
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	4,152	4,129
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	676	676
Leased Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	$ 11,178	$ 11,380